Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Cash Flow, Supplemental
Increase/decrease in prepaid income taxes	$ (1,521,000)	$ 12,500,000
Decrease in accrual payroll	1,701,000
Decrease in accrual severance	$ 1,611,000